Segment data	12 Months Ended
Mar. 31, 2015
Segment data

24. Segment data:

The operating segments reported below are the segments of Toyota for which separate financial information is available and for which operating income/loss amounts are evaluated regularly by executive management in deciding how to allocate resources and in assessing performance.

The major portions of Toyota’s operations on a worldwide basis are derived from the Automotive and Financial Services business segments. The Automotive segment designs, manufactures and distributes sedans, minivans, compact cars, sport-utility vehicles, trucks and related parts and accessories. The Financial Services segment consists primarily of financing, and vehicle and equipment leasing operations to assist in the merchandising of the parent company and its affiliated companies products as well as other products. The All Other segment includes the design, manufacturing and sales of housing, telecommunications and other businesses.

The following tables present certain information regarding Toyota’s industry or geographic segments and overseas revenues by destination as of and for the years ended March 31, 2013, 2014 and 2015.

Segment operating results and assets -

As of and for the year ended March 31, 2013:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	20,378,762	1,150,042	535,388	—	22,064,192
Inter-segment sales and transfers	40,338	20,628	531,073	(592,039)	—

Total	20,419,100	1,170,670	1,066,461	(592,039)	22,064,192
Operating expenses	19,474,396	854,850	1,012,845	(598,787)	20,743,304

Operating income	944,704	315,820	53,616	6,748	1,320,888

Assets	13,179,741	16,231,473	1,310,115	4,761,988	35,483,317
Investment in equity method investees	2,033,040	4,925	6,968	57,651	2,102,584
Depreciation expenses	745,880	336,528	22,701	—	1,105,109
Capital expenditure	937,695	1,005,326	29,286	1,845	1,974,152

As of and for the year ended March 31, 2014:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	23,733,855	1,379,267	578,789	—	25,691,911
Inter-segment sales and transfers	47,549	41,780	572,491	(661,820)	—

Total	23,781,404	1,421,047	1,151,280	(661,820)	25,691,911
Operating expenses	21,842,626	1,126,156	1,087,010	(655,993)	23,399,799

Operating income	1,938,778	294,891	64,270	(5,827)	2,292,112

Assets	14,275,376	18,943,587	1,597,297	6,621,213	41,437,473
Investment in equity method investees	2,343,217	7,129	9,418	69,812	2,429,576
Depreciation expenses	789,266	437,896	23,691	—	1,250,853
Capital expenditure	1,044,510	1,624,944	39,930	(30,693)	2,678,691

As of and for the year ended March 31, 2015:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	25,006,224	1,621,685	606,612	—	27,234,521
Inter-segment sales and transfers	55,905	39,464	649,179	(744,548)	—

Total	25,062,129	1,661,149	1,255,791	(744,548)	27,234,521
Operating expenses	22,736,819	1,299,316	1,190,141	(742,319)	24,483,957

Operating income	2,325,310	361,833	65,650	(2,229)	2,750,564

Assets	15,897,022	22,378,941	1,889,433	7,564,434	47,729,830
Investment in equity method investees	2,588,127	8,801	10,000	84,294	2,691,222
Depreciation expenses	819,280	564,619	25,176	—	1,409,075
Capital expenditure	1,262,670	2,086,481	39,503	(31,086)	3,357,568

Geographic Information -

As of and for the year ended March 31, 2013:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	7,910,456	6,167,821	2,003,113	4,058,629	1,924,173	—	22,064,192
Inter-segment sales and transfers	4,910,562	116,604	80,000	326,847	170,092	(5,604,105)	—

Total	12,821,018	6,284,425	2,083,113	4,385,476	2,094,265	(5,604,105)	22,064,192
Operating expenses	12,244,683	6,062,500	2,056,651	4,009,421	1,960,521	(5,590,472)	20,743,304

Operating income	576,335	221,925	26,462	376,055	133,744	(13,633)	1,320,888

Assets	12,296,731	11,841,471	2,199,256	3,305,319	2,616,164	3,224,376	35,483,317
Long-lived assets	2,929,346	2,633,067	288,288	590,021	410,517	—	6,851,239

As of and for the year ended March 31, 2014:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	8,532,875	7,938,615	2,614,070	4,475,382	2,130,969	—	25,691,911
Inter-segment sales and transfers	5,764,595	178,484	110,889	402,290	205,672	(6,661,930)	—

Total	14,297,470	8,117,099	2,724,959	4,877,672	2,336,641	(6,661,930)	25,691,911
Operating expenses	12,787,305	7,791,047	2,666,731	4,481,935	2,294,073	(6,621,292)	23,399,799

Operating income	1,510,165	326,052	58,228	395,737	42,568	(40,638)	2,292,112

Assets	13,231,184	13,720,958	2,576,806	4,013,429	2,731,695	5,163,401	41,437,473
Long-lived assets	2,945,247	3,276,273	318,872	725,924	374,982	—	7,641,298

As of and for the year ended March 31, 2015:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	8,338,881	9,430,450	2,690,803	4,531,178	2,243,209	—	27,234,521
Inter-segment sales and transfers	6,064,986	247,146	157,491	450,062	206,029	(7,125,714)	—

Total	14,403,867	9,677,596	2,848,294	4,981,240	2,449,238	(7,125,714)	27,234,521
Operating expenses	12,832,391	9,093,077	2,767,176	4,559,458	2,337,729	(7,105,874)	24,483,957

Operating income	1,571,476	584,519	81,118	421,782	111,509	(19,840)	2,750,564

Assets	14,466,432	16,961,700	2,640,054	4,753,850	2,903,474	6,004,320	47,729,830
Long-lived assets	3,062,463	4,632,536	301,736	874,207	424,777	—	9,295,719

“Other” consists of Central and South America, Oceania, Africa and the Middle East.

Revenues are attributed to geographies based on the country location of the parent company or the subsidiary that transacted the sale with the external customer.

There are no any individually material countries with respect to revenues, and long-lived assets included in other foreign countries.

Unallocated amounts included in assets represent assets held for corporate purposes, which mainly consist of cash and cash equivalents and marketable securities. Such corporate assets were ¥5,599,970 million, ¥7,659,617 million and ¥8,742,168 million, as of March 31, 2013, 2014 and 2015, respectively.

Transfers between industry or geographic segments are made at amounts which Toyota’s management believes approximate arm’s-length transactions. In measuring the reportable segments’ income or losses, operating income consists of revenue less operating expenses.

Overseas revenues by destination -

The following information shows revenues that are attributed to countries based on location of customers, excluding customers in Japan. In addition to the disclosure requirements under U.S.GAAP, Toyota discloses this information in order to provide financial statements users with valuable information.

	Yen in millions
	For the years ended March 31,
	2013	2014	2015
North America	6,790,453	7,919,832	9,405,305
Europe	1,901,118	2,495,829	2,555,368
Asia	3,940,175	4,252,632	4,231,077
Other	3,929,775	4,616,944	4,947,169

“Other” consists of Central and South America, Oceania, Africa and the Middle East, etc.

Certain financial statements data on non-financial services and financial services businesses -

The financial data below presents separately Toyota’s non-financial services and financial services businesses.

Balance sheets -

	Yen in millions
	March 31,
	2014	2015
Assets
Non-Financial Services Businesses
Current assets
Cash and cash equivalents	1,411,860	1,680,994
Marketable securities	1,770,142	2,251,581
Trade accounts and notes receivable, less allowance for doubtful accounts	2,102,495	2,178,984
Inventories	1,894,536	2,137,021
Prepaid expenses and other current assets	1,689,497	1,898,558

Total current assets	8,868,530	10,147,138

Investments and other assets	9,524,349	10,765,747
Property, plant and equipment	4,886,194	5,346,553

Total Non-Financial Services Businesses assets	23,279,073	26,259,438

Financial Services Business
Current assets
Cash and cash equivalents	629,310	603,563
Marketable securities	276,735	530,518
Finance receivables, net	5,628,934	6,269,862
Prepaid expenses and other current assets	903,022	1,007,249

Total current assets	7,438,001	8,411,192

Noncurrent finance receivables, net	8,102,294	9,202,531
Investments and other assets	648,188	816,052
Property, plant and equipment	2,755,104	3,949,166

Total Financial Services Business assets	18,943,587	22,378,941

Eliminations	(785,187)	(908,549)

Total assets	41,437,473	47,729,830

Assets in the non-financial services include unallocated corporate assets.

	Yen in millions
	March 31,
	2014	2015
Liabilities
Non-Financial Services Businesses
Current liabilities
Short-term borrowings	587,809	567,566
Current portion of long-term debt	131,215	116,496
Accounts payable	2,180,190	2,372,354
Accrued expenses	2,218,495	2,567,998
Income taxes payable	583,115	338,680
Other current liabilities	1,283,730	1,437,114

Total current liabilities	6,984,554	7,400,208

Long-term liabilities
Long-term debt	526,498	564,746
Accrued pension and severance costs	756,229	866,930
Other long-term liabilities	1,506,806	1,872,881

Total long-term liabilities	2,789,533	3,304,557

Total Non-Financial Services Businesses liabilities	9,774,087	10,704,765

Financial Services Business
Current liabilities
Short-term borrowings	4,610,449	4,849,826
Current portion of long-term debt	2,834,445	3,830,413
Accounts payable	45,687	45,195
Accrued expenses	108,953	116,868
Income taxes payable	11,714	10,106
Other current liabilities	685,278	802,666

Total current liabilities	8,296,526	9,655,074

Long-term liabilities
Long-term debt	8,084,565	9,526,991
Accrued pension and severance costs	11,389	13,363
Other long-term liabilities	840,218	1,091,616

Total long-term liabilities	8,936,172	10,631,970

Total Financial Services Business liabilities	17,232,698	20,287,044

Eliminations	(788,299)	(909,308)

Total liabilities	26,218,486	30,082,501

Total Toyota Motor Corporation shareholders’ equity	14,469,148	16,788,131

Noncontrolling interests	749,839	859,198

Total shareholders’ equity	15,218,987	17,647,329

Total liabilities and shareholders’ equity	41,437,473	47,729,830

Statements of income -

	Yen in millions
	For the years ended March 31,
	2013	2014	2015
Non-Financial Services Businesses
Net revenues	20,943,634	24,343,613	25,643,508

Costs and expenses
Cost of revenues	18,034,256	20,004,553	20,933,168
Selling, general and administrative	1,899,997	2,334,404	2,319,262

Total costs and expenses	19,934,253	22,338,957	23,252,430

Operating income	1,009,381	2,004,656	2,391,078

Other income (expense), net	79,837	140,067	136,797

Income before income taxes and equity in earnings of affiliated companies	1,089,218	2,144,723	2,527,875

Provision for income taxes	436,223	669,173	763,445
Equity in earnings of affiliated companies	230,078	316,612	306,749

Net income	883,073	1,792,162	2,071,179

Less - Net income attributable to noncontrolling interests	(119,359)	(164,709)	(130,172)

Net income attributable to Toyota Motor Corporation - Non-Financial Services Businesses	763,714	1,627,453	1,941,007

Financial Services Business
Net revenues	1,170,670	1,421,047	1,661,149

Costs and expenses
Cost of revenues	633,306	840,905	955,380
Selling, general and administrative	221,544	285,251	343,936

Total costs and expenses	854,850	1,126,156	1,299,316

Operating income	315,820	294,891	361,833

Other income (expense), net	(970)	1,451	3,190

Income before income taxes and equity in earnings of affiliated companies	314,850	296,342	365,023

Provision for income taxes	116,033	98,589	130,049
Equity in earnings of affiliated companies	1,441	1,764	1,796

Net income	200,258	199,517	236,770

Less - Net income attributable to noncontrolling interests	(1,961)	(3,819)	(4,417)

Net income attributable to Toyota Motor Corporation - Financial Services Business	198,297	195,698	232,353

Eliminations	152	(32)	(22)

Net income attributable to Toyota Motor Corporation	962,163	1,823,119	2,173,338

Statements of cash flows -

	Yen in millions			Yen in millions
	For the year ended March 31, 2013			For the year ended March 31, 2014
	Non-Financial Services Businesses	Financial Services Business	Consolidated	Non-Financial Services Businesses	Financial Services Business	Consolidated
Cash flows from operating activities
Net income	883,073	200,258	1,083,482	1,792,162	199,517	1,991,648
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	768,581	336,528	1,105,109	812,957	437,896	1,250,853
Provision for doubtful accounts and credit losses	1,745	25,622	27,367	3,405	46,313	49,718
Pension and severance costs, less payments	(23,514)	3,085	(20,429)	21,842	(1,188)	20,654
Losses on disposal of fixed assets	32,005	216	32,221	27,925	732	28,657
Unrealized losses on available-for-sale securities, net	2,104	—	2,104	560	5,636	6,197
Deferred income taxes	89,834	70,743	160,008	(108,318)	51,995	(56,279)
Equity in earnings of affiliated companies	(230,078)	(1,441)	(231,519)	(316,612)	(1,764)	(318,376)
Changes in operating assets and liabilities, and other	472,514	32,066	292,973	1,010,360	(269,875)	672,963

Net cash provided by operating activities	1,996,264	667,077	2,451,316	3,244,281	469,262	3,646,035

Cash flows from investing activities
Additions to finance receivables	—	(16,877,678)	(10,004,928)	—	(20,598,521)	(11,953,064)
Collection of and proceeds from sales of finance receivables	—	15,784,681	9,102,856	—	19,612,456	11,025,353
Additions to fixed assets excluding equipment leased to others	(839,756)	(14,805)	(854,561)	(956,232)	(13,789)	(970,021)
Additions to equipment leased to others	(129,070)	(990,521)	(1,119,591)	(97,515)	(1,611,155)	(1,708,670)
Proceeds from sales of fixed assets excluding equipment leased to others	38,051	1,140	39,191	38,311	880	39,191
Proceeds from sales of equipment leased to others	68,571	464,870	533,441	35,995	708,344	744,339
Purchases of marketable securities and security investments	(2,980,821)	(431,602)	(3,412,423)	(4,227,802)	(510,476)	(4,738,278)
Proceeds from sales of and maturity of marketable securities and security investments	2,285,566	383,525	2,669,091	2,813,373	505,954	3,319,327
Payment for additional investments in affiliated companies, net of cash acquired	16,216	—	16,216	6,603	—	6,603
Changes in investments and other assets, and other	17,206	(77,848)	3,396	(125,353)	(4,607)	(101,028)

Net cash used in investing activities	(1,524,037)	(1,758,238)	(3,027,312)	(2,512,620)	(1,910,914)	(4,336,248)

Cash flows from financing activities
Proceeds from issuance of long-term debt	182,114	3,089,484	3,191,223	121,723	3,780,228	3,890,310
Payments of long-term debt	(328,380)	(2,415,566)	(2,682,136)	(169,233)	(2,831,116)	(2,988,923)
Increase (decrease) in short-term borrowings	(162,782)	388,416	201,261	21,808	465,731	467,976
Dividends paid to Toyota Motor Corporation shareholders	(190,008)	—	(190,008)	(396,030)	—	(396,030)
Dividends paid to noncontrolling interests	(45,640)	—	(45,640)	(63,065)	—	(63,065)
Reissuance (repurchase) of treasury stock	2,542	—	2,542	9,212	—	9,212

Net cash provided by (used in) financing activities	(542,154)	1,062,334	477,242	(475,585)	1,414,843	919,480

Effect of exchange rate changes on cash and cash equivalents	72,700	65,151	137,851	48,375	45,231	93,606

Net increase in cash and cash equivalents	2,773	36,324	39,097	304,451	18,422	322,873
Cash and cash equivalents at beginning of year	1,104,636	574,564	1,679,200	1,107,409	610,888	1,718,297

Cash and cash equivalents at end of year	1,107,409	610,888	1,718,297	1,411,860	629,310	2,041,170

	Yen in millions
	For the year ended March 31, 2015
	Non-Financial Services Businesses	Financial Services Business	Consolidated
Cash flows from operating activities
Net income	2,071,179	236,770	2,307,904
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	844,456	564,619	1,409,075
Provision for doubtful accounts and credit losses	(1,598)	80,567	78,969
Pension and severance costs, less payments	(5,263)	2,102	(3,161)
Losses on disposal of fixed assets	31,601	24	31,625
Unrealized losses on available-for-sale securities, net	2,565	13	2,578
Deferred income taxes	(114,122)	87,260	(26,887)
Equity in earnings of affiliated companies	(306,749)	(1,796)	(308,545)
Changes in operating assets and liabilities, and other	356,269	(191,791)	194,195

Net cash provided by operating activities	2,878,338	777,768	3,685,753

Cash flows from investing activities
Additions to finance receivables	—	(22,325,159)	(13,126,596)
Collection of and proceeds from sales of finance receivables	—	21,668,847	12,450,388
Additions to fixed assets excluding equipment leased to others	(1,133,102)	(13,216)	(1,146,318)
Additions to equipment leased to others	(137,985)	(2,073,265)	(2,211,250)
Proceeds from sales of fixed assets excluding equipment leased to others	40,032	1,515	41,547
Proceeds from sales of equipment leased to others	40,878	762,545	803,423
Purchases of marketable securities and security investments	(2,530,591)	(663,703)	(3,194,294)
Proceeds from sales of and maturity of marketable securities and security investments	2,198,799	484,202	2,683,001
Payment for additional investments in affiliated companies, net of cash acquired	—	—	—
Changes in investments and other assets, and other	(114,094)	(9,669)	(113,391)

Net cash used in investing activities	(1,636,063)	(2,167,903)	(3,813,490)

Cash flows from financing activities
Proceeds from issuance of long-term debt	119,449	4,960,157	5,029,018
Payments of long-term debt	(100,627)	(3,373,842)	(3,462,237)
Increase (decrease) in short-term borrowings	(47,026)	(259,931)	(288,724)
Dividends paid to Toyota Motor Corporation shareholders	(554,933)	—	(554,933)
Dividends paid to noncontrolling interests	(69,295)	—	(69,295)
Reissuance (repurchase) of treasury stock	(347,784)	—	(347,784)

Net cash provided by (used in) financing activities	(1,000,216)	1,326,384	306,045

Effect of exchange rate changes on cash and cash equivalents	27,075	38,004	65,079

Net increase (decrease) in cash and cash equivalents	269,134	(25,747)	243,387
Cash and cash equivalents at beginning of year	1,411,860	629,310	2,041,170

Cash and cash equivalents at end of year	1,680,994	603,563	2,284,557